WRL FREEDOM EQUITY PROTECTOR(R)
                      SUPPLEMENT DATED SEPTEMBER 1, 2000 TO
                          PROSPECTUS DATED MAY 1, 2000

Effective September 1, 2000, the WRL Series Fund offers two new investment options under this Policy. Also the WRL Janus Global portfolio and subaccount are only available for investment to policyowners who purchased their Policy before September 1, 2000. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 5 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENT OPTIONS":

WRL SERIES FUND, INC.

         WRL Great Companies - Global(2)
         WRL Gabelli Global Growth

THE FOLLOWING INFORMATION IS ADDED TO THE PORTFOLIO ANNUAL EXPENSE TABLE ON PAGE 14 OF THE PROSPECTUS:

------------------------------------- ---------------- ----------- ------------ --------------------
                                        MANAGEMENT       OTHER     RULE 12B-1     TOTAL PORTFOLIO
             PORTFOLIO                     FEES         EXPENSES      FEES        ANNUAL EXPENSES
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Great Companies - Global(2) (10)       0.80%         0.20%         N/A             1.00%
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Gabelli Global Growth(10)              1.00%         0.20%         N/A             1.20%
------------------------------------- ---------------- ----------- ------------ --------------------

THE FOLLOWING INFORMATION IS ADDED FOOTNOTE (3) ON PAGE 15 OF THE PROSPECTUS:

Effective September 1, 2000, this portfolio is not available for investment to new policyowners.

THE FOLLOWING IS ADDED TO THE TABLE IN FOOTNOTE (9) ON PAGE 15 OF THE
PROSPECTUS:

------------------------------------- ---------------- -------------------- --------------------------
                                          EXPENSE         REIMBURSEMENT       EXPENSE RATIO WITHOUT
                                           LIMIT             AMOUNT               REIMBURSEMENT
------------------------------------- ---------------- -------------------- --------------------------
WRL Great Companies - Global(2)            1.00%               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------
WRL Gabelli Global Growth                  1.20%               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------

THE FOLLOWING FOOTNOTE IS ADDED TO PAGE 15 OF THE PROSPECTUS:

(10) Because these portfolios did not commence operations until September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.

THE FOLLOWING INFORMATION IS ADDED TO PAGES 18 - 21 OF THE PROSPECTUS UNDER THE HEADING "THE SEPARATE ACCOUNT AND THE PORTFOLIOS - THE FUNDS":

             PORTFOLIO                      SUB-ADVISER OR ADVISER               INVESTMENT OBJECTIVE
WRL Great Companies - Global(2)       Great Companies, L.L.C.             Seeks long-term growth of capital
                                                                          in a manner consistent with
                                                                          preservation of capital.

WRL Gabelli Global Growth             Gabelli Asset Management Company    Seeks to provide investors with
                                                                          appreciation of capital. Current
                                                                          income is a secondary objective.

THE FOLLOWING PARAGRAPH REPLACES THE SECOND PARAGRAPH ON PAGE 67 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - RATES OF RETURN":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the above chart does not reflect rates of return for these portfolios.

THE FOLLOWING PARAGRAPH REPLACES THE LAST PARAGRAPH ON PAGE 77 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - HYPOTHETICAL ILLUSTRATIONS BASED ON SUBACCOUNT PERFORMANCE":

         Because the WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL
T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap subaccounts did not commence operations until May 3, 1999, and the Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2, WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), and WRL Value Line Aggressive Growth subaccounts did not commence operations until May 1, 2000, and the WRL Great Companies - Global(2), WRL Gabelli Global Growth subaccounts did not commence operations until September 1, 2000, there are no hypothetical illustrations for these subaccounts.

THE FOLLOWING PARAGRAPH REPLACES THE FIFTH PARAGRAPH ON PAGE 79 UNDER THE HEADING "ADDITIONAL INFORMATION - LEGAL PROCEEDINGS":

         Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on Western Reserve's ability to meet its obligations under the Policy.

THE FOLLOWING REPLACES THE FIFTH PARAGRAPH ON PAGE 84 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATIONS":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the estimated average annual portfolio expense level reflects estimated expenses for each of these portfolios for 2000.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION ON PAGES 86-87 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATIONS":

                                              WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                      HYPOTHETICAL ILLUSTRATIONS
                                                           MALE ISSUE AGE 35

Specified Amount $165,000                                                                       Ultimate Select Class
Annual Premium $2,000                                                                                   Option Type A
                                                 Using Current Cost of Insurance Rates

------------------- ----------------- -------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------- -------------------------------------------------------------------------------------
   END OF POLICY        PREMIUM
       YEAR          ACCUMULATED AT           0% (GROSS)                   6% (GROSS)                  12% (GROSS)
                           5%                -1.84% (NET)                  4.16% (NET)                 10.16 (NET)
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        1                2,100                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        2                4,305                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        3                6,620                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        4                9,051                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        5                11,604                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        6                14,284                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        7                17,098                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        8                20,053                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        9                23,156                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        10               26,414                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        15               45,315                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        20               69,439                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   30 (AGE 65)          139,522                 165,000                      165,000                     347,113
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   40 (AGE 75)          253,680                 165,000                      165,000                     822,374
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   50 (AGE 85)          439,631                    *                         246,736                    2,129,741
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   60 (AGE 95)          742,526                    *                         372,900                    5,309,581
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
------------------- -------------------------------------------------------------------------------------
                                                         CASH VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR                 -1.84% (NET)                 4.16% (NET)                 10.16 (NET)
------------------- ----------------------------- --------------------------- ---------------------------
        1                      1,534                        1,637                       1,740
------------------- ----------------------------- --------------------------- ---------------------------
        2                      3,036                        3,338                       3,653
------------------- ----------------------------- --------------------------- ---------------------------
        3                      4,504                        5,103                       5,753
------------------- ----------------------------- --------------------------- ---------------------------
        4                      5,938                        6,936                       8,062
------------------- ----------------------------- --------------------------- ---------------------------
        5                      7,330                        8,830                       10,591
------------------- ----------------------------- --------------------------- ---------------------------
        6                      8,679                        10,786                      13,361
------------------- ----------------------------- --------------------------- ---------------------------
        7                      9,983                        12,803                      16,395
------------------- ----------------------------- --------------------------- ---------------------------
        8                      11,243                       14,886                      19,721
------------------- ----------------------------- --------------------------- ---------------------------
        9                      12,437                       17,016                      23,348
------------------- ----------------------------- --------------------------- ---------------------------
        10                     13,577                       19,203                      27,319
------------------- ----------------------------- --------------------------- ---------------------------
        15                     18,736                       31,452                      54,189
------------------- ----------------------------- --------------------------- ---------------------------
        20                     22,445                       45,648                      97,662
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 27,315                       84,531                     284,519
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                 23,221                      142,790                     768,574
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         234,986                    2,028,325
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         369,208                    5,257,011
------------------- ----------------------------- --------------------------- ---------------------------

------------------- -------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR                 -1.84% (NET)                 4.16% (NET)                 10.16 (NET)
------------------- ----------------------------- --------------------------- ---------------------------
        1                       255                          357                         460
------------------- ----------------------------- --------------------------- ---------------------------
        2                      1,673                        1,975                       2,289
------------------- ----------------------------- --------------------------- ---------------------------
        3                      3,056                        3,655                       4,305
------------------- ----------------------------- --------------------------- ---------------------------
        4                      4,407                        5,405                       6,531
------------------- ----------------------------- --------------------------- ---------------------------
        5                      5,715                        7,214                       8,975
------------------- ----------------------------- --------------------------- ---------------------------
        6                      6,980                        9,086                       11,661
------------------- ----------------------------- --------------------------- ---------------------------
        7                      8,200                        11,020                      14,611
------------------- ----------------------------- --------------------------- ---------------------------
        8                      9,376                        13,019                      17,853
------------------- ----------------------------- --------------------------- ---------------------------
        9                      10,486                       15,064                      21,396
------------------- ----------------------------- --------------------------- ---------------------------
        10                     11,541                       17,168                      25,283
------------------- ----------------------------- --------------------------- ---------------------------
        15                     18,736                       31,452                      54,189
------------------- ----------------------------- --------------------------- ---------------------------
        20                     22,445                       45,648                      97,662
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 27,315                       84,531                     284,519
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                 23,221                      142,790                     768,574
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         234,986                    2,028,325
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         369,208                    5,257,011
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.

                                              WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                      HYPOTHETICAL ILLUSTRATIONS
                                                           MALE ISSUE AGE 35

Specified Amount $165,000                                                                       Ultimate Select Class
Annual Premium $2,000                                                                                   Option Type A
                                               Using Guaranteed Cost of Insurance Rates

------------------- ----------------- -------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   END OF POLICY        PREMIUM               0% (GROSS)                   6% (GROSS)                  12% (GROSS)
       YEAR          ACCUMULATED AT          -1.84% (NET)                  4.16% (NET)                 10.16 (NET)
                           5%
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        1                2,100                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        2                4,305                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        3                6,620                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        4                9,051                  165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        5                11,604                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        6                14,284                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        7                17,098                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        8                20,053                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        9                23,156                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        10               26,414                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        15               45,315                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        20               69,439                 165,000                      165,000                     165,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   30 (AGE 65)          139,522                 165,000                      165,000                     332,603
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   40 (AGE 75)          253,680                    *                         165,000                     767,985
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   50 (AGE 85)          439,631                    *                         165,000                    1,928,139
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   60 (AGE 95)          742,526                    *                         208,291                    4,541,319
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------

------------------- -------------------------------------------------------------------------------------
                                                         CASH VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------------------- --------------------------- ---------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR                 -1.84% (NET)                 4.16% (NET)                 10.16 (NET)
------------------- ----------------------------- --------------------------- ---------------------------
        1                      1,512                        1,614                       1,716
------------------- ----------------------------- --------------------------- ---------------------------
        2                      2,985                        3,284                       3,595
------------------- ----------------------------- --------------------------- ---------------------------
        3                      4,417                        5,009                       5,651
------------------- ----------------------------- --------------------------- ---------------------------
        4                      5,806                        6,790                       7,900
------------------- ----------------------------- --------------------------- ---------------------------
        5                      7,151                        8,626                       10,360
------------------- ----------------------------- --------------------------- ---------------------------
        6                      8,450                        10,519                      13,052
------------------- ----------------------------- --------------------------- ---------------------------
        7                      9,701                        12,468                      15,995
------------------- ----------------------------- --------------------------- ---------------------------
        8                      10,905                       14,475                      19,218
------------------- ----------------------------- --------------------------- ---------------------------
        9                      12,058                       16,539                      22,746
------------------- ----------------------------- --------------------------- ---------------------------
        10                     13,161                       18,664                      26,613
------------------- ----------------------------- --------------------------- ---------------------------
        15                     18,168                       30,582                      52,821
------------------- ----------------------------- --------------------------- ---------------------------
        20                     21,419                       44,067                      94,999
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 18,249                       74,496                     272,625
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                   *                         106,111                     717,743
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         137,819                    1,836,323
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         206,229                    4,496,356
------------------- ----------------------------- --------------------------- ---------------------------
------------------- -------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR                 -1.84% (NET)                 4.16% (NET)                 10.16 (NET)
------------------- ----------------------------- --------------------------- ---------------------------
        1                       232                          334                         436
------------------- ----------------------------- --------------------------- ---------------------------
        2                      1,622                        1,921                       2,232
------------------- ----------------------------- --------------------------- ---------------------------
        3                      2,970                        3,562                       4,204
------------------- ----------------------------- --------------------------- ---------------------------
        4                      4,275                        5,258                       6,369
------------------- ----------------------------- --------------------------- ---------------------------
        5                      5,535                        7,011                       8,745
------------------- ----------------------------- --------------------------- ---------------------------
        6                      6,751                        8,820                       11,352
------------------- ----------------------------- --------------------------- ---------------------------
        7                      7,918                        10,684                      14,212
------------------- ----------------------------- --------------------------- ---------------------------
        8                      9,037                        12,607                      17,351
------------------- ----------------------------- --------------------------- ---------------------------
        9                      10,106                       14,587                      20,795
------------------- ----------------------------- --------------------------- ---------------------------
        10                     11,126                       16,628                      24,577
------------------- ----------------------------- --------------------------- ---------------------------
        15                     18,168                       30,582                      52,821
------------------- ----------------------------- --------------------------- ---------------------------
        20                     21,419                       44,067                      94,999
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 18,249                       74,496                     272,625
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                   *                         106,111                     717,743
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         137,819                    1,836,323
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         206,229                    4,496,356
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.



WRL00032-9/2000